Shareholder Report, Average Annual Return (Details) 195570_F-m Emerald Special Situations ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended	60 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
F/m Emerald Special Situations ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		F/m Emerald Special Situations ETF NAV
Average Annual Return, Percent	1.84%	41.91%	15.36%	19.76%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent	7.12%	20.10%	11.80%	14.84%